Pending Sale of Subsidiary Banks (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Pending Sale of Subsidiary Banks [Abstract]
Proceeds From Pending Sale of High Desert Bank	$ 760,000
Projected Gain Loss From Pending sale	$ (210,000)
Projected Gain Loss Per Share From Pending Sale	$ 0.01